Other Financial Assets - Summary of Other Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Financial Assets [Line Items]
Current Other financial assets	₩ 3,107,397	₩ 4,286,975
Non-Current Other financial assets	3,546,214	3,336,835
Loans and receivables
Other Financial Assets [Line Items]
Current Other financial assets	138,161	132,061
Non-Current Other financial assets	850,170	881,310
Loans and receivables | Gross amount
Other Financial Assets [Line Items]
Current Other financial assets	139,178	132,890
Non-Current Other financial assets	966,421	968,468
Loans and receivables | Allowance for doubtful accounts
Other Financial Assets [Line Items]
Current Other financial assets	(10)	(13)
Non-Current Other financial assets	(80,783)	(54,824)
Loans and receivables | Present value discount
Other Financial Assets [Line Items]
Current Other financial assets	(1,007)	(816)
Non-Current Other financial assets	(35,468)	(32,334)
Short-term financial instruments
Other Financial Assets [Line Items]
Current Other financial assets	578,578	666,758
Long-term financial instruments
Other Financial Assets [Line Items]
Non-Current Other financial assets	833,737	686,322
Other financial assets
Other Financial Assets [Line Items]
Current Other financial assets	716,739	798,819
Non-Current Other financial assets	₩ 1,683,907	₩ 1,567,632